SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

On January 5, 2022, pursuant to the securities purchase agreement dated December 22, 2021, the Private Placement was closed. The Private Placement resulted in aggregate gross proceeds to the Company of approximately $20,000,000, before deducting placement agent fees and other offering expenses payable by the Company. The Warrants are exercisable upon issuance and will expire five years from the date of issuance. In connection with the Private Placement, the Company issued to the placement agent warrants to purchase 244,539 shares of the Company’s Common Stock at an exercise price of $4.09 per share (the “Placement Agent Warrants”). The Placement Agent Warrants have substantially the same terms as the Warrants issued in the Private Placement.

On January 10, 2022 the Company completed the acquisition of Medigap Health Insurance Company (“Medigap”) in an asset purchase transaction. Medigap is an insurance brokerage company headquartered in Florida, specializing in Medicare supplement insurance. Total consideration for Medigap was approximately $22,900,000, consisting of both cash and restricted common stock of Reliance Global Group. Additional details on the acquisition will be available in the Company’s Current Report on Form 8-K/A and Schedule 14C, to be filed with the Securities and Exchange Commission.